EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Numerator
Profit (loss) for the period	(1,400,670)	1,467,995	4,619,726	3,121,616

Denominator
Weighted average number of common shares	368,557,924	5,734	315,920,165	5,254
Weighted average number of presumed conversions	28	2,807	28	2,807

Basic profit per common share – R$	(3.80)	1.71	14.62	3.96
Diluted profit per common share – R$	(3.80)	1.71	14.62	3.96

In accordance with IAS 33 - Earnings per Share, the Company retrospectively presented earnings (loss) per share due to the conversion of preferred shares into common shares and the reverse stock split carried out in April 2026. Accordingly, the weighted average number of shares was adjusted for all reporting periods, with no impact on profit, affecting only the denominator of the earnings per share calculation.